Subsequent Events (Details) - USD ($)			1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 14, 2019	May 14, 2019	Jun. 28, 2019	Jun. 20, 2019	Apr. 30, 2019	Mar. 27, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 15, 2019	Apr. 12, 2019
Subsequent Events (Textual)
Warrants exercise price							$ 0.99
Net proceeds							$ 5,941,547
Common stock, shares authorized							200,000,000	100,000,000	100,000,000
Subsequent event, description					The Company awarded 150,000 options to a new employee with exercise price of $1.76 and a 10-year term vesting over 4-year period. The options have an aggregate fair value of $213,803 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.31% (2) expected life of 6.25 years, (3) expected volatility of 101.5%, and (4) zero expected dividends.
Authorized to issue under the plan										10,111,718
Common stocks issued								17,746	487,212
Description of agent received warrants to purchase		One agent received warrants to purchase 48,433 shares at an exercise price of $1.65 and the other agent a warrant to purchase 99,000 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The warrants have aggregate fair value of $66,800 and $122,942 respectively, calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.26% (2) expected life of 5 years, (3) expected volatility of 101%, and (4) zero expected dividends.
Subsequent Event [Member]
Subsequent Events (Textual)
Warrants exercise price	$ 2.25		$ 2.25	$ 2.25
Minimum [Member]
Subsequent Events (Textual)
Warrants exercise price								$ 1.50
Common stock, shares authorized											100,000,000
Maximum [Member]
Subsequent Events (Textual)
Warrants exercise price								$ 1.65
Common stock, shares authorized											200,000,000
Unit Purchase Agreements and Subscription Agreements [Member]
Subsequent Events (Textual)
Warrants exercise price		$ 2.25
Net proceeds		$ 3,106,000				$ 1,000,000
Common stocks issued		2,276,329				714,285
Warrants issued		$ 1,138,161
Warrants term		5 years
Price per unit		$ 1.50				$ 1.40
Unit Purchase Agreements and Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Warrants exercise price	$ 0.50		$ 0.50	$ 0.50
Warrants issued	$ 3,274,300		$ 395,863	$ 4,059,100
Warrants term	5 years		5 years	5 years
Price per unit	$ 1.50		$ 1.50	$ 1.50
Shares issued aggregate	2,451,648		286,756	2,883,194
Shares of common stock warrants to investors	1,225,824		143,377	1,441,593
Description of agent received warrants to purchase	One agent received warrants to purchase 184,532 shares at an exercise price of $1.65 and the other agent a warrant to purchase 60,632 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $387,433 and $121,728 respectively, calculated using the Black-Scholes option-pricing model.		One agent received warrants to purchase 7,675 shares at an exercise price of $1.65 and the other agent a warrant to purchase 13,333 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $10,942 and $12,268 respectively, calculated using the Black-Scholes option-pricing model.	One agent received warrants to purchase 122,146 shares at an exercise price of $1.65 and the other agent a warrant to purchase 39,499 shares of common stock at an exercise price of $2.25. Both warrants have a term of 5 years. The agent warrants have aggregate fair value of $245,020 and $75,684 respectively, calculated using the Black-Scholes option-pricing model
Discount rate	1.92%		1.83%	1.82%
Expected life	5 years		5 years	5 years
Expected volatility	101.00%		101.00%	101.00%
Expected dividends	0.00%		0.00%	0.00%
Unit Purchase Agreements and Subscription Agreements [Member] | Common Stock and Warrant [Member]
Subsequent Events (Textual)
Price per unit		$ 0.50